Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000261751
Shareholder Report [Line Items]
Fund Name	WisdomTree Asia Defense Fund
Trading Symbol	WDAF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Asia Defense Fund (the "Fund") for the period of September 12, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Asia Defense Fund	$25	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/12/25. Actual expenses are calculated using a 201/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform the last period and what affected its performance?

The Fund returned 0.27% at net asset value (NAV) for the fiscal period ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI AC Daily TR Net Asia Pacific USD Index, which returned 4.81% in U. S. dollar (USD) terms during the same period. Please note that this performance is measured from the Fund's inception date on September 12, 2025. The following summarizes the key factors that affected Fund performance during the period:

  Given the Fund's narrow focus on Asian defense companies, it was highly concentrated within the Industrials sector during the period, resulting in a large overweight versus its benchmark. This resulted in a positive performance contribution stemming from a positive allocation effect as Industrials was the second best-performing sector within the benchmark and outperformed the headline index by over 10%.

  Correspondingly, the Fund had large underweights to the largest sectors within the index, including Information Technology, Financials and Consumer Discretionary. Consumer Discretionary's underweight was additive since it was the only sector to decline in the benchmark during the period.

  However, the underweight to Information Technology was detrimental, as Information Technology was the best performing sector in the benchmark by a significant margin, effectively doubling the performance of the next closest group (Industrials). This produced a negative allocation effect that created a performance headwind.

  At the country level, about 40% of the Fund was concentrated in Indian companies. This produced a negative allocation effect that resulted in negative performance impacts during the period as Indian equities declined by double digits during the period. Conversely, Korean exposure was additive as the Korean equity market increased during the period, which produced positive performance impacts via allocation effects stemming from a large overweight.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Asia Defense Fund $10,027	MSCI AC Asia Pacific USD Index $10,481	WisdomTree Asia Defense Index $10,086
09/12/25	$10,000	$10,000	$10,000
09/30/25	$10,270	$10,132	$10,289
10/31/25	$10,333	$10,500	$10,354
11/30/25	$9,199	$10,266	$9,212
12/31/25	$9,419	$10,483	$9,448
01/31/26	$11,139	$11,276	$11,186
02/28/26	$11,417	$12,047	$11,478
03/31/26	$10,027	$10,481	$10,086

Average Annual Return [Table Text Block]
Table Summary
Since Inception 9/12/25Footnote Reference*
Fund NAV Returns	0.27%
MSCI AC Asia Pacific USD Index	4.81%
WisdomTree Asia Defense Index	0.86%

AssetsNet	$ 19,733,021
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 33,061
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$19,733,021 # of Portfolio Holdings56 Portfolio Turnover Rate85% Investment Advisory Fees Paid, Net$33,061
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	91.9%
Materials	3.7%
Information Technology	2.8%
Consumer Discretionary	0.3%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Korea Aerospace Industries Ltd.	7.1%
Bharat Electronics Ltd.	7.1%
Hindustan Aeronautics Ltd.	7.0%
Hanwha Aerospace Co. Ltd.	6.8%
Hyundai Rotem Co. Ltd.	6.5%
Hanwha Systems Co. Ltd.	5.1%
Singapore Technologies Engineering Ltd.	4.6%
LIG Nex1 Co. Ltd.	4.5%
Mitsubishi Heavy Industries Ltd.	4.3%
Kawasaki Heavy Industries Ltd.	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000112567
Shareholder Report [Line Items]
Fund Name	WisdomTree China ex-State-Owned Enterprises Fund
Trading Symbol	CXSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree China ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree China ex-State-Owned Enterprises Fund	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 11.15% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI China Index, which returned 3.85% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Information Technology more than any other sector, and Information Technology accounted for the vast majority of outperformance. This was primarily due to positive stock selection, suggesting that non-state-owned enterprises (non-SOEs) outperformed state-owned enterprises (SOEs) in the technology sector.

  Industrials also had an outsized, positive performance influence due to allocation effects. The Fund was overweight Industrials by about 7% when it was among the best performers in the overall index.

  Energy and Financials detracted from performance, each due to a mix of negative allocation and stock selection effects. The stock selection effects specifically imply that SOEs outperformed non-SOEs in these sectors, which detracted from Fund performance since it is designed to avoid such companies.

  In aggregate, the Fund's strategy of avoiding Chinese SOEs was additive for performance primarily due to stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree China ex-State-Owned Enterprises Fund $17,976	MSCI China Index $16,395	WisdomTree China ex-State-Owned Enterprises Index $18,101
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,039	$9,980	$10,047
05/31/16	$9,955	$9,905	$9,963
06/30/16	$9,740	$10,011	$9,733
07/31/16	$10,019	$10,361	$10,030
08/31/16	$10,916	$11,124	$10,932
09/30/16	$11,321	$11,405	$11,348
10/31/16	$11,226	$11,184	$11,256
11/30/16	$11,120	$11,051	$11,155
12/31/16	$10,584	$10,598	$10,622
01/31/17	$11,391	$11,318	$11,432
02/28/17	$11,924	$11,718	$11,966
03/31/17	$12,394	$11,969	$12,437
04/30/17	$12,869	$12,288	$12,920
05/31/17	$13,882	$12,936	$13,949
06/30/17	$14,251	$13,234	$14,332
07/31/17	$15,831	$14,410	$15,913
08/31/17	$16,372	$15,017	$16,460
09/30/17	$17,060	$15,173	$17,163
10/31/17	$17,863	$15,776	$17,959
11/30/17	$18,285	$16,022	$18,365
12/31/17	$18,844	$16,329	$18,917
01/31/18	$20,535	$18,368	$20,640
02/28/18	$19,614	$17,192	$19,723
03/31/18	$19,072	$16,626	$19,206
04/30/18	$18,547	$16,622	$18,676
05/31/18	$19,144	$16,927	$19,315
06/30/18	$18,037	$16,044	$18,155
07/31/18	$17,176	$15,644	$17,314
08/31/18	$16,364	$15,050	$16,505
09/30/18	$15,855	$14,839	$16,012
10/31/18	$13,892	$13,137	$13,661
11/30/18	$14,714	$14,100	$14,479
12/31/18	$13,582	$13,247	$13,369
01/31/19	$15,149	$14,712	$14,918
02/28/19	$16,262	$15,220	$16,004
03/31/19	$17,189	$15,590	$16,925
04/30/19	$17,701	$15,938	$17,428
05/31/19	$15,138	$13,852	$14,910
06/30/19	$16,445	$14,964	$16,211
07/31/19	$16,483	$14,883	$16,253
08/31/19	$15,994	$14,260	$15,787
09/30/19	$15,979	$14,257	$15,755
10/31/19	$16,876	$14,832	$16,659
11/30/19	$17,272	$15,097	$17,057
12/31/19	$18,532	$16,354	$18,304
01/31/20	$18,207	$15,569	$17,942
02/29/20	$18,463	$15,720	$18,250
03/31/20	$17,201	$14,683	$17,000
04/30/20	$18,543	$15,611	$18,267
05/31/20	$19,100	$15,534	$18,879
06/30/20	$21,540	$16,929	$21,227
07/31/20	$23,877	$18,527	$23,641
08/31/20	$25,551	$19,579	$25,294
09/30/20	$25,072	$19,044	$24,857
10/31/20	$26,670	$20,051	$26,382
11/30/20	$27,728	$20,607	$27,466
12/31/20	$29,759	$21,178	$29,487
01/31/21	$32,048	$22,737	$31,751
02/28/21	$31,759	$22,501	$31,445
03/31/21	$29,024	$21,087	$28,753
04/30/21	$29,885	$21,380	$29,628
05/31/21	$29,543	$21,544	$29,758
06/30/21	$30,482	$21,565	$30,147
07/31/21	$25,928	$18,580	$25,642
08/31/21	$25,426	$18,581	$25,154
09/30/21	$24,224	$17,648	$23,970
10/31/21	$25,280	$18,204	$25,035
11/30/21	$23,892	$17,118	$23,666
12/31/21	$22,686	$16,578	$22,504
01/31/22	$21,243	$16,089	$21,051
02/28/22	$20,549	$15,461	$20,372
03/31/22	$18,633	$14,225	$18,474
04/30/22	$17,485	$13,644	$17,346
05/31/22	$17,767	$13,805	$17,629
06/30/22	$19,443	$14,711	$19,162
07/31/22	$17,469	$13,314	$17,355
08/31/22	$17,323	$13,343	$17,218
09/30/22	$14,577	$11,401	$14,494
10/31/22	$12,284	$9,485	$12,232
11/30/22	$15,451	$12,302	$15,395
12/31/22	$16,132	$12,942	$16,077
01/31/23	$18,069	$14,467	$18,018
02/28/23	$15,801	$12,966	$15,758
03/31/23	$16,072	$13,552	$16,036
04/30/23	$15,138	$12,853	$15,102
05/31/23	$13,744	$11,769	$13,708
06/30/23	$14,219	$12,236	$14,187
07/31/23	$15,995	$13,552	$15,968
08/31/23	$14,451	$12,339	$14,429
09/30/23	$13,878	$11,999	$13,858
10/31/23	$13,398	$11,488	$13,383
11/30/23	$13,422	$11,777	$13,410
12/31/23	$13,120	$11,493	$13,111
01/31/24	$11,146	$10,273	$11,138
02/29/24	$12,381	$11,136	$12,373
03/31/24	$12,367	$11,241	$12,370
04/30/24	$13,003	$11,982	$13,009
05/31/24	$13,110	$12,270	$13,119
06/30/24	$12,614	$12,038	$12,623
07/31/24	$12,562	$11,878	$12,571
08/31/24	$12,534	$11,997	$12,550
09/30/24	$16,235	$14,865	$16,269
10/31/24	$15,124	$13,986	$15,163
11/30/24	$14,478	$13,366	$14,517
12/31/24	$14,377	$13,725	$14,420
01/31/25	$14,458	$13,851	$14,508
02/28/25	$15,944	$15,481	$16,000
03/31/25	$16,173	$15,787	$16,235
04/30/25	$15,406	$15,113	$15,469
05/31/25	$15,863	$15,527	$15,929
06/30/25	$16,498	$16,104	$16,574
07/31/25	$17,863	$16,878	$17,954
08/31/25	$19,376	$17,711	$19,477
09/30/25	$21,463	$19,438	$21,585
10/31/25	$20,402	$18,696	$20,535
11/30/25	$19,641	$18,229	$19,769
12/31/25	$19,609	$18,003	$19,743
01/31/26	$20,265	$18,849	$20,409
02/28/26	$19,371	$17,762	$19,508
03/31/26	$17,976	$16,395	$18,101

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	11.15%	-9.14%	6.04%
MSCI China Index	3.85%	-4.91%	5.07%
WisdomTree China ex-State-Owned Enterprises Index	11.49%	-8.84%	6.11%

AssetsNet	$ 498,195,027
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,546,894
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$498,195,027 # of Portfolio Holdings263 Portfolio Turnover Rate37% Investment Advisory Fees Paid, Net$1,546,894
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Discretionary	28.2%
Information Technology	19.8%
Communication Services	13.8%
Industrials	13.1%
Health Care	9.2%
Financials	6.8%
Consumer Staples	4.4%
Materials	3.5%
Real Estate	0.8%
Other Sectors	0.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Tencent Holdings Ltd.	8.4%
Alibaba Group Holding Ltd.	7.8%
Contemporary Amperex Technology Co. Ltd., Class A	4.9%
PDD Holdings, Inc., ADR	2.6%
Ping An Insurance Group Co. of China Ltd., Class A	2.6%
Zhongji Innolight Co. Ltd., Class A	2.4%
Xiaomi Corp., Class B	2.3%
Meituan, Class B	1.9%
Eoptolink Technology, Inc. Ltd., Class A	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000145138
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Trading Symbol	XSOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$37	0.32%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 28.39% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 29.55% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited most from its exposure to Information Technology, solely driven by positive allocation effects stemming from an overweight when Information Technology ultimately was the best-performing sector in the benchmark.

  Financials also contributed positively due to allocation effects due to an underweight when it underperformed the headline index.

  Energy contributed positively to performance as well due to a mix of allocation and stock selection effects.

  Health Care and Consumer Discretionary both detracted from performance due to negative allocation effects, resulting from overweights to each sector amid underperformance within the broader benchmark.

  Materials also detracted from performance due to negative stock selection effects.

  From a country standpoint, China and Taiwan were additive, both due to positive allocation effects.

  Korea and India both detracted from performance due to negative stock selection effects in the former and poor allocation effects in the latter.

  The Fund’s avoidance of state-owned enterprises (SOEs) was additive to performance during the period, as non-SOEs outperformed SOEs within the broad MSCI Emerging Markets benchmark. However, stock selection was the key drag that weighed on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund $21,032	MSCI Emerging Markets Index $21,190	WisdomTree Emerging Markets ex-State-Owned Enterprises Index $22,148
03/31/16	$10,000	$10,000	$10,000
04/30/16	$9,986	$10,054	$10,013
05/31/16	$9,721	$9,679	$9,753
06/30/16	$9,977	$10,066	$10,003
07/31/16	$10,425	$10,573	$10,468
08/31/16	$10,733	$10,835	$10,791
09/30/16	$10,934	$10,975	$11,004
10/31/16	$10,887	$11,001	$10,957
11/30/16	$10,323	$10,495	$10,397
12/31/16	$10,332	$10,518	$10,408
01/31/17	$10,922	$11,093	$10,994
02/28/17	$11,285	$11,433	$11,358
03/31/17	$11,668	$11,722	$11,776
04/30/17	$11,993	$11,978	$12,111
05/31/17	$12,461	$12,332	$12,595
06/30/17	$12,687	$12,456	$12,826
07/31/17	$13,537	$13,199	$13,701
08/31/17	$13,844	$13,493	$14,027
09/30/17	$13,925	$13,440	$14,101
10/31/17	$14,464	$13,911	$14,673
11/30/17	$14,611	$13,939	$14,835
12/31/17	$15,136	$14,439	$15,363
01/31/18	$16,244	$15,643	$16,503
02/28/18	$15,531	$14,921	$15,782
03/31/18	$15,174	$14,644	$15,444
04/30/18	$14,956	$14,579	$15,235
05/31/18	$14,614	$14,062	$14,904
06/30/18	$14,043	$13,478	$14,308
07/31/18	$14,200	$13,774	$14,475
08/31/18	$13,795	$13,402	$14,074
09/30/18	$13,567	$13,331	$13,851
10/31/18	$12,154	$12,170	$12,341
11/30/18	$12,774	$12,671	$12,986
12/31/18	$12,317	$12,336	$12,544
01/31/19	$13,484	$13,416	$13,715
02/28/19	$13,643	$13,446	$13,886
03/31/19	$13,889	$13,559	$14,148
04/30/19	$14,280	$13,844	$14,550
05/31/19	$13,040	$12,840	$13,295
06/30/19	$13,892	$13,641	$14,171
07/31/19	$13,814	$13,474	$14,090
08/31/19	$13,281	$12,817	$13,535
09/30/19	$13,529	$13,062	$13,787
10/31/19	$14,147	$13,613	$14,430
11/30/19	$14,289	$13,594	$14,585
12/31/19	$15,293	$14,608	$15,627
01/31/20	$14,815	$13,927	$15,126
02/29/20	$14,116	$13,193	$14,409
03/31/20	$12,033	$11,161	$12,270
04/30/20	$13,221	$12,183	$13,500
05/31/20	$13,522	$12,276	$13,812
06/30/20	$14,784	$13,179	$15,086
07/31/20	$16,283	$14,356	$16,625
08/31/20	$16,787	$14,674	$17,133
09/30/20	$16,607	$14,438	$16,992
10/31/20	$17,064	$14,736	$17,469
11/30/20	$18,385	$16,099	$18,885
12/31/20	$19,808	$17,282	$20,394
01/31/21	$20,511	$17,812	$21,129
02/28/21	$20,651	$17,948	$21,249
03/31/21	$20,116	$17,677	$20,719
04/30/21	$20,700	$18,117	$21,341
05/31/21	$20,740	$18,537	$21,678
06/30/21	$21,080	$18,569	$21,753
07/31/21	$19,580	$17,320	$20,208
08/31/21	$19,866	$17,773	$20,515
09/30/21	$18,964	$17,067	$19,598
10/31/21	$19,247	$17,235	$19,909
11/30/21	$18,490	$16,533	$19,123
12/31/21	$18,718	$16,843	$19,382
01/31/22	$17,985	$16,524	$18,591
02/28/22	$17,147	$16,030	$17,762
03/31/22	$16,756	$15,668	$17,424
04/30/22	$15,647	$14,797	$16,300
05/31/22	$15,652	$14,862	$16,317
06/30/22	$14,660	$13,874	$15,246
07/31/22	$14,629	$13,840	$15,263
08/31/22	$14,665	$13,898	$15,320
09/30/22	$12,876	$12,269	$13,382
10/31/22	$12,483	$11,888	$12,988
11/30/22	$14,231	$13,651	$14,826
12/31/22	$13,921	$13,459	$14,524
01/31/23	$15,059	$14,522	$15,684
02/28/23	$13,968	$13,580	$14,545
03/31/23	$14,376	$13,991	$14,975
04/30/23	$14,112	$13,833	$14,697
05/31/23	$13,983	$13,600	$14,603
06/30/23	$14,501	$14,117	$15,154
07/31/23	$15,521	$14,996	$16,243
08/31/23	$14,568	$14,072	$15,259
09/30/23	$14,052	$13,704	$14,717
10/31/23	$13,534	$13,171	$14,169
11/30/23	$14,634	$14,226	$15,340
12/31/23	$15,289	$14,782	$16,067
01/31/24	$14,482	$14,095	$15,229
02/29/24	$15,194	$14,766	$15,970
03/31/24	$15,531	$15,132	$16,383
04/30/24	$15,563	$15,199	$16,410
05/31/24	$15,658	$15,285	$16,520
06/30/24	$16,280	$15,888	$17,207
07/31/24	$16,322	$15,935	$17,295
08/31/24	$16,571	$16,193	$17,561
09/30/24	$17,850	$17,274	$18,933
10/31/24	$17,111	$16,506	$18,054
11/30/24	$16,573	$15,913	$17,496
12/31/24	$16,429	$15,891	$17,327
01/31/25	$16,589	$16,175	$17,462
02/28/25	$16,429	$16,253	$17,278
03/31/25	$16,381	$16,356	$17,260
04/30/25	$16,696	$16,571	$17,612
05/31/25	$17,444	$17,278	$18,425
06/30/25	$18,439	$18,317	$19,497
07/31/25	$18,766	$18,674	$19,838
08/31/25	$19,094	$18,913	$20,196
09/30/25	$20,417	$20,266	$21,598
10/31/25	$21,292	$21,113	$22,568
11/30/25	$20,714	$20,608	$21,959
12/31/25	$21,288	$21,225	$22,563
01/31/26	$22,933	$23,104	$24,281
02/28/26	$24,165	$24,373	$25,559
03/31/26	$21,032	$21,190	$22,148

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	28.39%	0.89%	7.72%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	28.32%	1.34%	8.28%

AssetsNet	$ 1,756,510,519
Holdings Count | Holding	850
Advisory Fees Paid, Amount	$ 6,002,302
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,756,510,519 # of Portfolio Holdings850 Portfolio Turnover Rate17% Investment Advisory Fees Paid, Net$6,002,302
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.7%
Financials	16.9%
Consumer Discretionary	13.5%
Industrials	9.4%
Communication Services	8.1%
Materials	5.8%
Health Care	4.7%
Consumer Staples	4.4%
Energy	2.2%
Utilities	1.4%
Other Sectors	1.1%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.1%
Samsung Electronics Co. Ltd.	5.1%
Tencent Holdings Ltd.	3.7%
Alibaba Group Holding Ltd.	2.8%
SK hynix, Inc.	2.6%
Al Rajhi Bank	1.5%
Reliance Industries Ltd., GDR	1.1%
HDFC Bank Ltd.	1.0%
MercadoLibre, Inc.	0.9%
Contemporary Amperex Technology Co. Ltd., Class A	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042129
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets High Dividend Fund
Trading Symbol	DEM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets High Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets High Dividend Fund	$70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 21.10% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 29.55% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

- The Fund benefited significantly from its exposure to Consumer Discretionary due to a strong mix of positive allocation and stock selection effects. Communication Services exhibited a similar impact as Consumer Discretionary, and for the same reasons, but to a slightly lesser extent. Health Care followed the same trend, though its positive impacts from allocation and stock selection were the most modest of the trio.

- Information Technology was the primary detractor that accounted for most of the Fund's underperformance. A 14% underweight to the sector when it was the best-performing sector within the MSCI Emerging Markets Index universe resulted in sharply negative allocation effects, compounded by deep negative stock selection effects.

- Materials exposure weighed on performance as well due to negative stock selection.

- From a country perspective, India was additive due to allocation effects resulting from a deep underweight. India was one of the most challenging countries from a performance standpoint within the EM universe during the period. China and Mexico were also both beneficial due to a blend of positive stock selection and allocation effects in each.

- Korea and Taiwan were the primary country detractors. Korea detracted from performance through a blend of negative allocation and stock selection effects, while Taiwan actually produced positive allocation effects that were overwhelmingly offset by negative stock selection.

- The Fund's emphasis on allocating to the highest dividend yielding companies within the EM universe was not beneficial for performance during the period. The top four of five quintiles, ranked by dividend yield, all produced negative performance effects, implying that dividends were not a disproportionately rewarded performance factor during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Emerging Markets High Dividend Fund $23,254	MSCI Emerging Markets Index $21,190	MSCI Emerging Markets Value Index $20,179	WisdomTree Emerging Markets High Dividend Index $25,314
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,308	$10,054	$10,135	$10,318
05/31/16	$9,603	$9,679	$9,553	$9,611
06/30/16	$10,170	$10,066	$9,965	$10,180
07/31/16	$10,763	$10,573	$10,500	$10,785
08/31/16	$10,846	$10,835	$10,697	$10,879
09/30/16	$10,971	$10,975	$10,778	$11,017
10/31/16	$11,130	$11,001	$10,938	$11,197
11/30/16	$10,880	$10,495	$10,578	$10,954
12/31/16	$11,153	$10,518	$10,660	$11,235
01/31/17	$11,514	$11,093	$11,147	$11,599
02/28/17	$11,849	$11,433	$11,551	$11,944
03/31/17	$12,044	$11,722	$11,743	$12,149
04/30/17	$12,133	$11,978	$11,840	$12,237
05/31/17	$12,156	$12,332	$12,102	$12,259
06/30/17	$12,251	$12,456	$12,115	$12,349
07/31/17	$12,783	$13,199	$12,756	$12,907
08/31/17	$13,211	$13,493	$13,029	$13,350
09/30/17	$13,077	$13,440	$12,778	$13,223
10/31/17	$13,260	$13,911	$13,202	$13,440
11/30/17	$13,230	$13,939	$13,101	$13,416
12/31/17	$13,927	$14,439	$13,652	$14,113
01/31/18	$15,149	$15,643	$14,843	$15,352
02/28/18	$14,749	$14,921	$14,150	$14,959
03/31/18	$14,549	$14,644	$13,873	$14,771
04/30/18	$14,429	$14,579	$13,995	$14,600
05/31/18	$13,967	$14,062	$13,322	$14,139
06/30/18	$13,371	$13,478	$12,633	$13,521
07/31/18	$13,980	$13,774	$13,144	$14,147
08/31/18	$13,650	$13,402	$12,866	$13,817
09/30/18	$14,003	$13,331	$13,067	$14,190
10/31/18	$12,868	$12,170	$12,110	$13,065
11/30/18	$13,135	$12,671	$12,467	$13,358
12/31/18	$12,909	$12,336	$12,186	$13,142
01/31/19	$14,064	$13,416	$13,173	$14,323
02/28/19	$14,045	$13,446	$13,127	$14,315
03/31/19	$14,059	$13,559	$13,142	$14,350
04/30/19	$14,239	$13,844	$13,296	$14,528
05/31/19	$13,718	$12,840	$12,596	$13,994
06/30/19	$14,500	$13,641	$13,269	$14,813
07/31/19	$14,308	$13,474	$12,912	$14,613
08/31/19	$13,569	$12,817	$12,141	$13,866
09/30/19	$13,834	$13,062	$12,410	$14,150
10/31/19	$14,373	$13,613	$12,837	$14,746
11/30/19	$14,369	$13,594	$12,746	$14,747
12/31/19	$15,409	$14,608	$13,644	$15,835
01/31/20	$14,387	$13,927	$12,724	$14,776
02/29/20	$13,371	$13,193	$11,911	$13,738
03/31/20	$10,958	$11,161	$9,823	$11,254
04/30/20	$11,964	$12,183	$10,655	$12,274
05/31/20	$12,048	$12,276	$10,617	$12,390
06/30/20	$12,421	$13,179	$11,181	$12,768
07/31/20	$12,760	$14,356	$11,892	$13,128
08/31/20	$12,818	$14,674	$11,980	$13,199
09/30/20	$12,344	$14,438	$11,702	$12,719
10/31/20	$12,239	$14,736	$11,750	$12,650
11/30/20	$13,769	$16,099	$13,259	$14,263
12/31/20	$14,540	$17,282	$14,391	$15,109
01/31/21	$14,324	$17,812	$14,500	$14,887
02/28/21	$15,035	$17,948	$14,903	$15,629
03/31/21	$15,710	$17,677	$14,983	$16,324
04/30/21	$16,072	$18,117	$15,326	$16,708
05/31/21	$16,504	$18,537	$15,922	$17,332
06/30/21	$16,447	$18,569	$15,832	$17,113
07/31/21	$16,008	$17,320	$15,080	$16,659
08/31/21	$16,483	$17,773	$15,496	$17,172
09/30/21	$16,206	$17,067	$15,028	$16,919
10/31/21	$15,960	$17,235	$15,077	$16,695
11/30/21	$15,448	$16,533	$14,454	$16,167
12/31/21	$16,240	$16,843	$14,967	$17,038
01/31/22	$16,708	$16,524	$14,856	$17,537
02/28/22	$16,412	$16,030	$14,611	$17,285
03/31/22	$16,597	$15,668	$14,454	$17,592
04/30/22	$15,521	$14,797	$13,640	$16,471
05/31/22	$15,782	$14,862	$13,757	$16,752
06/30/22	$14,242	$13,874	$12,888	$15,114
07/31/22	$14,146	$13,840	$12,771	$15,030
08/31/22	$14,258	$13,898	$12,786	$15,154
09/30/22	$13,235	$12,269	$11,477	$13,943
10/31/22	$12,945	$11,888	$11,275	$13,671
11/30/22	$14,810	$13,651	$12,792	$15,664
12/31/22	$14,564	$13,459	$12,598	$15,443
01/31/23	$15,640	$14,522	$13,506	$16,596
02/28/23	$15,106	$13,580	$12,777	$16,003
03/31/23	$15,441	$13,991	$13,090	$16,358
04/30/23	$15,547	$13,833	$13,143	$16,479
05/31/23	$15,200	$13,600	$12,896	$16,109
06/30/23	$15,844	$14,117	$13,421	$16,792
07/31/23	$16,918	$14,996	$14,296	$17,938
08/31/23	$16,123	$14,072	$13,453	$17,096
09/30/23	$16,120	$13,704	$13,316	$17,128
10/31/23	$15,653	$13,171	$12,789	$16,658
11/30/23	$16,724	$14,226	$13,654	$17,817
12/31/23	$17,612	$14,782	$14,388	$18,815
01/31/24	$17,288	$14,095	$13,867	$18,486
02/29/24	$17,871	$14,766	$14,425	$19,127
03/31/24	$18,133	$15,132	$14,577	$19,435
04/30/24	$18,289	$15,199	$14,673	$19,593
05/31/24	$18,815	$15,285	$14,824	$20,179
06/30/24	$19,117	$15,888	$15,318	$20,528
07/31/24	$18,857	$15,935	$15,414	$20,296
08/31/24	$19,447	$16,193	$15,654	$20,926
09/30/24	$19,957	$17,274	$16,562	$21,484
10/31/24	$19,068	$16,506	$15,677	$20,522
11/30/24	$18,612	$15,913	$15,146	$20,023
12/31/24	$18,531	$15,891	$15,036	$19,967
01/31/25	$18,843	$16,175	$15,260	$20,305
02/28/25	$18,816	$16,253	$15,442	$20,288
03/31/25	$19,203	$16,356	$15,685	$20,732
04/30/25	$19,281	$16,571	$15,791	$20,816
05/31/25	$20,109	$17,278	$16,431	$21,735
06/30/25	$20,869	$18,317	$17,257	$22,577
07/31/25	$20,994	$18,674	$17,530	$22,730
08/31/25	$21,304	$18,913	$17,563	$23,057
09/30/25	$21,607	$20,266	$18,764	$23,396
10/31/25	$21,763	$21,113	$19,524	$23,624
11/30/25	$21,999	$20,608	$19,316	$23,896
12/31/25	$22,337	$21,225	$19,959	$24,289
01/31/26	$23,762	$23,104	$21,747	$25,876
02/28/26	$24,721	$24,373	$23,147	$26,897
03/31/26	$23,254	$21,190	$20,179	$25,314

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	21.10%	8.16%	8.81%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%
WisdomTree Emerging Markets High Dividend Index	22.10%	9.17%	9.73%

AssetsNet	$ 3,470,691,707
Holdings Count | Holding	538
Advisory Fees Paid, Amount	$ 19,922,678
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,470,691,707 # of Portfolio Holdings538 Portfolio Turnover Rate47% Investment Advisory Fees Paid, Net$19,922,678
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.7%
Information Technology	13.5%
Energy	11.1%
Industrials	11.0%
Consumer Staples	8.2%
Materials	7.5%
Consumer Discretionary	6.3%
Utilities	5.5%
Communication Services	5.2%
Real Estate	4.2%
Other Sectors	1.4%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
China Construction Bank Corp., Class H	4.5%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
MediaTek, Inc.	2.5%
Saudi Arabian Oil Co.	2.1%
Grupo Financiero Banorte SAB de CV, Class O	2.0%
ORLEN SA	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
Industrial Bank Co. Ltd., Class A	1.4%
Fomento Economico Mexicano SAB de CV	1.4%
Powszechna Kasa Oszczednosci Bank Polski SA	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000202064
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Multifactor Fund
Trading Symbol	EMMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Multifactor Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Multifactor Fund	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 25.10% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 29.55% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Consumer Discretionary, which was entirely due to positive stock selection.

  Energy produced positive performance impacts as well, due to a mix of allocation and stock selection effects.

  Financials was also additive due to positive allocation effects resulting from an underweight to the sector when it underperformed the broader benchmark.

  Information Technology was the primary performance detractor due to a blend of negative stock selection and allocation effects, though poor stock selection had the more significant impact.

  Consumer Staples and Materials also weighed on performance due to negative stock selection effects in the former and poor allocation effects from an overweight in the latter.

  From a country standpoint, China contributed positively due to both allocation and stock selection effects. Saudi Arabia was also additive solely due to positive allocation effects resulting from having no Saudi stock exposure.

  India and Korea detracted from performance due to a mix of negative allocation and stock selection effects. Taiwan also weighed on performance primarily due to negative stock selection.

  The Fund’s dynamic currency hedging strategy produced mixed performance impacts during the period stemming from varying returns across underlying EM currencies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Emerging Markets Multifactor Fund $15,544	MSCI Emerging Markets Index $15,733
08/10/18	$10,000	$10,000
08/31/18	$10,016	$9,951
09/30/18	$10,012	$9,898
10/31/18	$9,282	$9,036
11/30/18	$9,538	$9,408
12/31/18	$9,246	$9,159
01/31/19	$9,658	$9,961
02/28/19	$9,654	$9,983
03/31/19	$9,648	$10,067
04/30/19	$9,718	$10,279
05/31/19	$9,293	$9,533
06/30/19	$9,634	$10,128
07/31/19	$9,404	$10,004
08/31/19	$9,140	$9,517
09/30/19	$9,084	$9,698
10/31/19	$9,301	$10,107
11/30/19	$9,155	$10,093
12/31/19	$9,522	$10,846
01/31/20	$9,161	$10,341
02/29/20	$8,602	$9,795
03/31/20	$7,483	$8,287
04/30/20	$8,141	$9,046
05/31/20	$8,297	$9,115
06/30/20	$8,621	$9,785
07/31/20	$9,291	$10,660
08/31/20	$9,350	$10,895
09/30/20	$9,223	$10,720
10/31/20	$9,296	$10,941
11/30/20	$9,835	$11,953
12/31/20	$10,440	$12,832
01/31/21	$10,805	$13,225
02/28/21	$10,857	$13,326
03/31/21	$11,084	$13,125
04/30/21	$11,407	$13,452
05/31/21	$11,583	$13,764
06/30/21	$11,422	$13,788
07/31/21	$11,006	$12,860
08/31/21	$11,418	$13,196
09/30/21	$11,115	$12,672
10/31/21	$11,106	$12,797
11/30/21	$10,754	$12,275
12/31/21	$11,058	$12,506
01/31/22	$10,882	$12,269
02/28/22	$10,564	$11,902
03/31/22	$10,450	$11,633
04/30/22	$10,035	$10,986
05/31/22	$10,163	$11,035
06/30/22	$9,337	$10,301
07/31/22	$9,363	$10,276
08/31/22	$9,510	$10,319
09/30/22	$8,862	$9,109
10/31/22	$8,980	$8,827
11/30/22	$9,709	$10,136
12/31/22	$9,576	$9,993
01/31/23	$9,959	$10,782
02/28/23	$9,626	$10,083
03/31/23	$9,859	$10,389
04/30/23	$10,065	$10,271
05/31/23	$10,019	$10,098
06/30/23	$10,445	$10,482
07/31/23	$11,001	$11,134
08/31/23	$10,629	$10,448
09/30/23	$10,587	$10,175
10/31/23	$10,254	$9,780
11/30/23	$10,883	$10,562
12/31/23	$11,429	$10,975
01/31/24	$11,420	$10,466
02/29/24	$11,954	$10,964
03/31/24	$12,135	$11,235
04/30/24	$12,200	$11,286
05/31/24	$12,321	$11,349
06/30/24	$12,861	$11,797
07/31/24	$12,847	$11,832
08/31/24	$13,038	$12,023
09/30/24	$13,276	$12,826
10/31/24	$12,742	$12,255
11/30/24	$12,518	$11,815
12/31/24	$12,502	$11,799
01/31/25	$12,568	$12,010
02/28/25	$12,177	$12,068
03/31/25	$12,426	$12,144
04/30/25	$12,742	$12,304
05/31/25	$12,997	$12,829
06/30/25	$13,612	$13,600
07/31/25	$13,664	$13,865
08/31/25	$13,983	$14,043
09/30/25	$14,549	$15,048
10/31/25	$14,990	$15,677
11/30/25	$14,908	$15,302
12/31/25	$15,213	$15,759
01/31/26	$16,424	$17,154
02/28/26	$17,326	$18,097
03/31/26	$15,544	$15,733

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 8/10/18
Fund NAV Returns	25.10%	7.00%	5.95%
MSCI Emerging Markets Index	29.55%	3.69%	6.11%

AssetsNet	$ 151,007,370
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 604,837
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$151,007,370 # of Portfolio Holdings220 Portfolio Turnover Rate100% Investment Advisory Fees Paid, Net$604,837
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	26.5%
Consumer Discretionary	16.1%
Financials	16.1%
Communication Services	10.2%
Consumer Staples	7.9%
Industrials	6.6%
Energy	6.1%
Utilities	4.6%
Materials	2.1%
Health Care	2.0%
Other Assets and Liabilities, Net	1.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.0%
Samsung Electronics Co. Ltd.	3.7%
Hyundai Motor Co.	2.9%
SK hynix, Inc.	2.6%
MercadoLibre, Inc.	2.2%
Coupang, Inc.	2.0%
Tencent Holdings Ltd.	1.9%
Baidu, Inc., Class A	1.5%
Alibaba Group Holding Ltd.	1.1%
Petroleo Brasileiro SA - Petrobras, 10.54%, due 1/1/1901	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000128625
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Quality Dividend Growth Fund
Trading Symbol	DGRE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Quality Dividend Growth Fund	$37	0.32%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 33.44% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 29.55% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from Consumer Discretionary and Communication Services exposure. Communication Services was impactful due to positive allocation effects stemming from a large underweight, while Consumer Discretionary's influence was attributable to both allocation and stock selection effects.

  Financials was also a positive performance influence due to allocation effects.

  Health Care, Consumer Staples and Materials were the main sector detractors. Materials detracted from performance through negative stock selection, while the other two sectors produced negative allocation effects resulting from overweight positions.

  From a country perspective, excluding China provided a significant performance benefit stemming from allocation effects. Zero Chinese equity exposure corresponds to a nearly 30% underweight versus the benchmark, which produced overwhelmingly positive allocation effects as China underperformed.

  Poland exposure was also additive through a mix of positive allocation and stock selection effects.

  Korea and Taiwan were the primary country detractors, with Taiwan's influence attributable to negative allocation impacts, while Korea's was solely due to poor stock selection more than offsetting otherwise positive impacts from allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Emerging Markets Quality Dividend Growth Fund $19,572	MSCI Emerging Markets Index $21,190
03/31/16	$10,000	$10,000
04/30/16	$10,057	$10,054
05/31/16	$9,702	$9,679
06/30/16	$10,287	$10,066
07/31/16	$10,760	$10,573
08/31/16	$10,807	$10,835
09/30/16	$10,981	$10,975
10/31/16	$10,952	$11,001
11/30/16	$10,274	$10,495
12/31/16	$10,380	$10,518
01/31/17	$10,663	$11,093
02/28/17	$11,014	$11,433
03/31/17	$11,245	$11,722
04/30/17	$11,426	$11,978
05/31/17	$11,597	$12,332
06/30/17	$11,775	$12,456
07/31/17	$12,330	$13,199
08/31/17	$12,709	$13,493
09/30/17	$12,663	$13,440
10/31/17	$12,703	$13,911
11/30/17	$12,782	$13,939
12/31/17	$13,486	$14,439
01/31/18	$14,080	$15,643
02/28/18	$13,761	$14,921
03/31/18	$13,412	$14,644
04/30/18	$13,257	$14,579
05/31/18	$12,918	$14,062
06/30/18	$12,528	$13,478
07/31/18	$12,789	$13,774
08/31/18	$12,448	$13,402
09/30/18	$12,204	$13,331
10/31/18	$11,093	$12,170
11/30/18	$11,753	$12,671
12/31/18	$11,440	$12,336
01/31/19	$12,278	$13,416
02/28/19	$12,432	$13,446
03/31/19	$12,654	$13,559
04/30/19	$12,834	$13,844
05/31/19	$11,973	$12,840
06/30/19	$12,678	$13,641
07/31/19	$12,477	$13,474
08/31/19	$11,929	$12,817
09/30/19	$12,321	$13,062
10/31/19	$12,780	$13,613
11/30/19	$12,712	$13,594
12/31/19	$13,720	$14,608
01/31/20	$13,060	$13,927
02/29/20	$12,284	$13,193
03/31/20	$10,212	$11,161
04/30/20	$11,231	$12,183
05/31/20	$11,399	$12,276
06/30/20	$12,089	$13,179
07/31/20	$13,196	$14,356
08/31/20	$13,074	$14,674
09/30/20	$12,869	$14,438
10/31/20	$13,014	$14,736
11/30/20	$14,063	$16,099
12/31/20	$15,218	$17,282
01/31/21	$15,611	$17,812
02/28/21	$15,809	$17,948
03/31/21	$15,895	$17,677
04/30/21	$16,175	$18,117
05/31/21	$16,407	$18,537
06/30/21	$16,318	$18,569
07/31/21	$15,597	$17,320
08/31/21	$16,031	$17,773
09/30/21	$15,367	$17,067
10/31/21	$15,301	$17,235
11/30/21	$15,054	$16,533
12/31/21	$15,577	$16,843
01/31/22	$15,026	$16,524
02/28/22	$14,811	$16,030
03/31/22	$14,548	$15,668
04/30/22	$13,562	$14,797
05/31/22	$13,612	$14,862
06/30/22	$12,474	$13,874
07/31/22	$12,503	$13,840
08/31/22	$12,395	$13,898
09/30/22	$11,022	$12,269
10/31/22	$10,768	$11,888
11/30/22	$12,477	$13,651
12/31/22	$12,281	$13,459
01/31/23	$13,236	$14,522
02/28/23	$12,632	$13,580
03/31/23	$12,984	$13,991
04/30/23	$12,776	$13,833
05/31/23	$12,684	$13,600
06/30/23	$13,111	$14,117
07/31/23	$13,768	$14,996
08/31/23	$13,187	$14,072
09/30/23	$12,988	$13,704
10/31/23	$12,485	$13,171
11/30/23	$13,597	$14,226
12/31/23	$14,404	$14,782
01/31/24	$14,222	$14,095
02/29/24	$14,805	$14,766
03/31/24	$15,047	$15,132
04/30/24	$14,970	$15,199
05/31/24	$14,905	$15,285
06/30/24	$15,662	$15,888
07/31/24	$15,811	$15,935
08/31/24	$16,262	$16,193
09/30/24	$16,547	$17,274
10/31/24	$15,692	$16,506
11/30/24	$15,249	$15,913
12/31/24	$15,079	$15,891
01/31/25	$15,223	$16,175
02/28/25	$14,521	$16,253
03/31/25	$14,667	$16,356
04/30/25	$15,293	$16,571
05/31/25	$15,925	$17,278
06/30/25	$16,688	$18,317
07/31/25	$16,737	$18,674
08/31/25	$16,749	$18,913
09/30/25	$17,467	$20,266
10/31/25	$18,551	$21,113
11/30/25	$18,326	$20,608
12/31/25	$19,137	$21,225
01/31/26	$20,719	$23,104
02/28/26	$22,552	$24,373
03/31/26	$19,572	$21,190

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	33.44%	4.25%	6.95%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%

AssetsNet	$ 118,302,515
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 430,986
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$118,302,515 # of Portfolio Holdings284 Portfolio Turnover Rate22% Investment Advisory Fees Paid, Net$430,986
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.2%
Financials	21.6%
Industrials	12.3%
Materials	7.2%
Consumer Discretionary	5.8%
Consumer Staples	5.7%
Health Care	5.7%
Communication Services	3.3%
Utilities	2.7%
Energy	2.4%
Other Sectors	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	6.5%
Grupo Mexico SAB de CV, Series B	1.7%
International Container Terminal Services, Inc.	1.4%
Grupo Financiero Banorte SAB de CV, Class O	1.3%
KGHM Polska Miedz SA	1.3%
Vibra Energia SA	1.3%
ORLEN SA	1.2%
Accton Technology Corp.	1.2%
Celltrion, Inc.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000053725
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets SmallCap Dividend Fund
Trading Symbol	DGS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets SmallCap Dividend Fund	$65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 25.82% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Small Cap Index, which returned 24.55% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Financials, Utilities, Industrials and Materials exposures due to stock selection effects.

  Information Technology was the only notable performance detractor, primarily due to negative stock selection effects that were compounded slightly by negative allocation effects resulting from a modest underweight.

  From a country standpoint, India was a positive contributor primarily due to positive allocation impacts resulting from a deep underweight. Positive stock selection within the remaining Indian equity exposure compounded the benefit.

  China was also a positive performance influence solely due to strong stock selection.

  Korea and Taiwan were the primary country detractors, with Korea's influence attributable to negative allocation and stock selection effects, while Taiwan's was solely due to poor stock selection more than offsetting otherwise positive impacts from allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Emerging Markets SmallCap Dividend Fund $22,979	MSCI Emerging Markets Index $21,190	MSCI Emerging Markets Small Cap Index $21,843	WisdomTree Emerging Markets SmallCap Dividend Index $25,238
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,219	$10,054	$10,149	$10,242
05/31/16	$9,660	$9,679	$9,791	$9,684
06/30/16	$10,261	$10,066	$10,040	$10,287
07/31/16	$10,982	$10,573	$10,470	$11,027
08/31/16	$11,078	$10,835	$10,663	$11,132
09/30/16	$11,197	$10,975	$10,803	$11,269
10/31/16	$11,145	$11,001	$10,643	$11,240
11/30/16	$10,684	$10,495	$10,146	$10,767
12/31/16	$10,782	$10,518	$10,129	$10,870
01/31/17	$11,289	$11,093	$10,604	$11,391
02/28/17	$11,870	$11,433	$11,155	$11,969
03/31/17	$12,176	$11,722	$11,449	$12,294
04/30/17	$12,269	$11,978	$11,578	$12,402
05/31/17	$12,473	$12,332	$11,658	$12,601
06/30/17	$12,664	$12,456	$11,749	$12,788
07/31/17	$13,225	$13,199	$12,169	$13,344
08/31/17	$13,592	$13,493	$12,406	$13,709
09/30/17	$13,662	$13,440	$12,412	$13,775
10/31/17	$13,805	$13,911	$12,847	$13,981
11/30/17	$13,925	$13,939	$13,074	$14,114
12/31/17	$14,607	$14,439	$13,557	$14,812
01/31/18	$15,682	$15,643	$14,343	$15,918
02/28/18	$15,204	$14,921	$13,755	$15,431
03/31/18	$15,004	$14,644	$13,580	$15,257
04/30/18	$14,790	$14,579	$13,564	$15,031
05/31/18	$14,587	$14,062	$13,283	$14,824
06/30/18	$13,671	$13,478	$12,412	$13,896
07/31/18	$13,879	$13,774	$12,563	$14,123
08/31/18	$13,523	$13,402	$12,298	$13,763
09/30/18	$13,333	$13,331	$11,890	$13,582
10/31/18	$11,943	$12,170	$10,636	$12,194
11/30/18	$12,593	$12,671	$11,217	$12,876
12/31/18	$12,359	$12,336	$11,036	$12,652
01/31/19	$13,399	$13,416	$11,631	$13,722
02/28/19	$13,598	$13,446	$11,782	$13,923
03/31/19	$13,780	$13,559	$11,893	$14,114
04/30/19	$13,935	$13,844	$11,918	$14,268
05/31/19	$13,138	$12,840	$11,332	$13,458
06/30/19	$13,897	$13,641	$11,777	$14,247
07/31/19	$13,906	$13,474	$11,601	$14,256
08/31/19	$13,193	$12,817	$11,021	$13,539
09/30/19	$13,374	$13,062	$11,237	$13,740
10/31/19	$13,722	$13,613	$11,669	$14,153
11/30/19	$13,688	$13,594	$11,598	$14,148
12/31/19	$14,494	$14,608	$12,306	$15,023
01/31/20	$13,617	$13,927	$11,815	$14,127
02/29/20	$12,731	$13,193	$10,982	$13,208
03/31/20	$10,065	$11,161	$8,446	$10,415
04/30/20	$11,286	$12,183	$9,623	$11,683
05/31/20	$11,405	$12,276	$9,851	$11,843
06/30/20	$12,163	$13,179	$10,738	$12,617
07/31/20	$12,890	$14,356	$11,730	$13,417
08/31/20	$13,209	$14,674	$12,211	$13,754
09/30/20	$12,945	$14,438	$12,011	$13,485
10/31/20	$12,938	$14,736	$11,945	$13,536
11/30/20	$14,331	$16,099	$13,628	$15,018
12/31/20	$15,094	$17,282	$14,680	$15,887
01/31/21	$14,926	$17,812	$14,692	$15,710
02/28/21	$15,755	$17,948	$15,567	$16,545
03/31/21	$16,168	$17,677	$15,805	$16,978
04/30/21	$17,053	$18,117	$16,759	$17,921
05/31/21	$17,126	$18,537	$17,182	$18,099
06/30/21	$17,587	$18,569	$17,584	$18,544
07/31/21	$17,319	$17,320	$17,353	$18,264
08/31/21	$17,880	$17,773	$17,554	$18,862
09/30/21	$17,520	$17,067	$17,204	$18,510
10/31/21	$17,059	$17,235	$17,235	$18,091
11/30/21	$16,697	$16,533	$16,729	$17,689
12/31/21	$17,449	$16,843	$17,433	$18,531
01/31/22	$17,139	$16,524	$16,661	$18,206
02/28/22	$17,168	$16,030	$16,246	$18,204
03/31/22	$17,697	$15,668	$16,677	$18,749
04/30/22	$16,740	$14,797	$15,841	$17,744
05/31/22	$16,687	$14,862	$15,581	$17,684
06/30/22	$15,019	$13,874	$13,940	$15,910
07/31/22	$15,128	$13,840	$14,325	$16,059
08/31/22	$15,294	$13,898	$14,680	$16,269
09/30/22	$13,858	$12,269	$13,208	$14,734
10/31/22	$13,612	$11,888	$13,198	$14,551
11/30/22	$15,404	$13,651	$14,440	$16,459
12/31/22	$15,329	$13,459	$14,291	$16,413
01/31/23	$16,267	$14,522	$15,138	$17,410
02/28/23	$15,765	$13,580	$14,706	$16,862
03/31/23	$15,973	$13,991	$14,844	$17,091
04/30/23	$16,095	$13,833	$14,942	$17,246
05/31/23	$15,920	$13,600	$15,108	$17,078
06/30/23	$16,491	$14,117	$15,792	$17,734
07/31/23	$17,653	$14,996	$16,823	$19,058
08/31/23	$17,069	$14,072	$16,595	$18,435
09/30/23	$16,763	$13,704	$16,254	$18,069
10/31/23	$15,930	$13,171	$15,469	$17,240
11/30/23	$17,242	$14,226	$16,959	$18,683
12/31/23	$18,229	$14,782	$17,709	$19,854
01/31/24	$17,808	$14,095	$17,403	$19,396
02/29/24	$18,317	$14,766	$17,881	$19,936
03/31/24	$18,679	$15,132	$17,895	$20,277
04/30/24	$18,799	$15,199	$18,249	$20,440
05/31/24	$18,906	$15,285	$18,369	$20,561
06/30/24	$19,180	$15,888	$18,956	$20,895
07/31/24	$19,158	$15,935	$18,947	$20,977
08/31/24	$19,715	$16,193	$19,284	$21,587
09/30/24	$20,313	$17,274	$19,995	$22,221
10/31/24	$19,323	$16,506	$19,174	$21,132
11/30/24	$18,974	$15,913	$18,749	$20,741
12/31/24	$18,617	$15,891	$18,557	$20,357
01/31/25	$18,522	$16,175	$18,039	$20,234
02/28/25	$18,470	$16,253	$17,563	$20,171
03/31/25	$18,263	$16,356	$17,537	$19,973
04/30/25	$18,834	$16,571	$18,014	$20,627
05/31/25	$20,191	$17,278	$19,439	$22,142
06/30/25	$21,072	$18,317	$20,549	$23,114
07/31/25	$21,198	$18,674	$20,679	$23,249
08/31/25	$21,823	$18,913	$21,226	$23,908
09/30/25	$22,073	$20,266	$21,651	$24,202
10/31/25	$22,089	$21,113	$22,145	$24,270
11/30/25	$22,131	$20,608	$21,823	$24,307
12/31/25	$22,414	$21,225	$22,005	$24,618
01/31/26	$24,192	$23,104	$23,605	$26,584
02/28/26	$25,501	$24,373	$24,580	$28,026
03/31/26	$22,979	$21,190	$21,843	$25,238

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	25.82%	7.28%	8.68%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Small Cap Index	24.55%	6.68%	8.13%
WisdomTree Emerging Markets SmallCap Dividend Index	26.36%	8.25%	9.70%

AssetsNet	$ 1,640,724,515
Holdings Count | Holding	1,016
Advisory Fees Paid, Amount	$ 9,408,796
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,640,724,515 # of Portfolio Holdings1,016 Portfolio Turnover Rate37% Investment Advisory Fees Paid, Net$9,408,796
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	16.2%
Financials	16.1%
Industrials	15.2%
Consumer Discretionary	10.0%
Materials	9.8%
Consumer Staples	8.2%
Real Estate	7.0%
Utilities	6.2%
Health Care	4.7%
Other Sectors	6.0%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Innolux Corp.	1.2%
Growthpoint Properties Ltd.	1.2%
Compeq Manufacturing Co. Ltd.	1.1%
Banco del Bajio SA	1.0%
Old Mutual Ltd.	1.0%
Transmissora Alianca de Energia Eletrica SA	0.9%
Grupo Aeroportuario del Centro Norte SAB de CV	0.8%
National Aluminium Co. Ltd.	0.8%
Lojas Renner SA	0.7%
BNK Financial Group, Inc.	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000261324
Shareholder Report [Line Items]
Fund Name	WisdomTree GeoAlpha Opportunities Fund
Trading Symbol	GEOA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree GeoAlpha Opportunities Fund (the "Fund") for the period of July 8, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree GeoAlpha Opportunities Fund	$45	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 7/8/25. Actual expenses are calculated using a 267/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.58%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform the last period and what affected its performance?

The Fund returned 12.25% at net asset value (NAV) for the fiscal period ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI AC World Index, which returned 7.34% in U. S. dollar (USD) terms during the same period. Please note that this performance is measured from the Fund's inception date on July 8, 2025. The following summarizes the key factors that affected Fund performance during the period:

  Given the Fund's focus on geopolitical opportunities, it was highly concentrated within the Industrials sector during the period due to ownership of several defense companies. This resulted in a large overweight versus its benchmark, which produced a positive performance contribution stemming from positive allocation and stock selection effects.

  Correspondingly, the Fund had large underweights to the largest sectors within the index, including Information Technology, Financials, and Health Care. Information Technology's underweight was additive but its positive performance impact was disproportionately driven by strong stock selection. Consumer Staples and Financials both produced positive effects as well, due to selection effects in the former and allocation effects in the latter.

  However, Communication Services detracted from performance due to poor stock selection compounded by negative allocation effects. The same can be said for Consumer Discretionary and Utilities, though to lesser extents in each sector.

  At the country level, about 60% of the Fund was concentrated in U. S. companies. This produced a positive stock selection effect that resulted in positive performance impacts overall during the period.

  Conversely, Korea and Indian equity exposure detracted from performance due to poor stock selection in the former and negative allocation effects in the latter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree GeoAlpha Opportunities Fund $11,225	MSCI AC World Index $10,734	WisdomTree GeoAlpha Opportunities Index $11,281
07/08/25	$10,000	$10,000	$10,000
07/31/25	$9,862	$10,110	$9,852
08/31/25	$9,997	$10,360	$10,018
09/30/25	$10,567	$10,735	$10,607
10/31/25	$10,954	$10,976	$11,017
11/30/25	$11,044	$10,974	$11,102
12/31/25	$11,151	$11,089	$11,216
01/31/26	$11,914	$11,418	$11,988
02/28/26	$12,262	$11,564	$12,334
03/31/26	$11,225	$10,734	$11,281

Average Annual Return [Table Text Block]
Table Summary
Since Inception 7/8/25Footnote Reference*
Fund NAV Returns	12.25%
MSCI AC World Index	7.34%
WisdomTree GeoAlpha Opportunities Index	12.81%

AssetsNet	$ 830,824
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 3,444
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$830,824 # of Portfolio Holdings64 Portfolio Turnover Rate84% Investment Advisory Fees Paid, Net$3,444
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	26.5%
Information Technology	12.5%
Consumer Discretionary	12.3%
Materials	12.1%
Communication Services	11.3%
Energy	10.9%
Consumer Staples	10.6%
Financials	3.4%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Meta Platforms, Inc., Class A	4.4%
Tokyo Electron Ltd.	3.7%
Alphabet, Inc., Class A	3.0%
Marathon Petroleum Corp.	2.9%
Sumitomo Corp.	2.8%
Telefonaktiebolaget LM Ericsson, Class B	2.7%
United Parcel Service, Inc., Class B	2.6%
Deere & Co.	2.5%
Kroger Co.	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000261749
Shareholder Report [Line Items]
Fund Name	WisdomTree Global Defense Fund
Trading Symbol	WDGF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Global Defense Fund (the "Fund") for the period of September 12, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Global Defense Fund	$26	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/12/25. Actual expenses are calculated using a 201/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.45%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform the last period and what affected its performance?

The Fund returned 6.46 % at net asset value (NAV) for the fiscal period ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI AC World Index (ACWI), which returned 1.44% in U. S. dollar (USD) terms during the same period. Please note that this performance is measured from the Fund's inception date on September 12, 2025. The following summarizes the key factors that affected Fund performance during the period:

  Given the Fund's narrow focus on Global defense companies, it was highly concentrated within the Industrials sector during the period, resulting in a large overweight versus its benchmark. This resulted in a modestly positive performance contribution stemming from a positive allocation effect as Industrials slightly outperformed the headline index.

  Correspondingly, the Fund had large underweights to the largest sectors within the index, including Information Technology, Financials, and Consumer Discretionary. Consumer Discretionary's underweight was additive since it was the worst performing sector in the benchmark and the only one to decline during the period. Consumer Staples and Financials both underperformed the headline index as well, so underweighting them were also both additive from an allocation standpoint.

  However, the underweights to other cyclical sectors like Energy, Materials and Utilities were detrimental, as they all outperformed the headline index by double digits or more. This produced a negative allocation effect that created a performance headwind.

  At the country level, about 60% of the Fund was concentrated in U. S. defense companies. This produced a positive stock selection effect that resulted in positive performance impacts during the period.

  Conversely, German and Indian equity exposure detracted from performance as both equity markets struggled during the period, falling between 5% and 15%, which produced negative allocation effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Global Defense Fund $10,646	MSCI AC World Index $10,144	WisdomTree Global Defense Index $10,668
09/12/25	$10,000	$10,000	$10,000
09/30/25	$10,571	$10,146	$10,584
10/31/25	$10,295	$10,373	$10,306
11/30/25	$9,550	$10,372	$9,559
12/31/25	$10,038	$10,480	$10,056
01/31/26	$11,473	$10,791	$11,500
02/28/26	$11,480	$10,929	$11,505
03/31/26	$10,646	$10,144	$10,668

Average Annual Return [Table Text Block]
Table Summary
Since Inception 9/12/25Footnote Reference*
Fund NAV Returns	6.46%
MSCI AC World Index	1.44%
WisdomTree Global Defense Index	6.68%

AssetsNet	$ 9,721,817
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 11,944
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,721,817 # of Portfolio Holdings99 Portfolio Turnover Rate28% Investment Advisory Fees Paid, Net$11,944
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	92.2%
Information Technology	7.5%
Materials	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Boeing Co.	5.3%
General Dynamics Corp.	5.2%
Palantir Technologies, Inc., Class A	5.2%
RTX Corp.	5.1%
BAE Systems PLC	5.1%
Rheinmetall AG	5.0%
Northrop Grumman Corp.	5.0%
Lockheed Martin Corp.	5.0%
L3Harris Technologies, Inc.	4.0%
Thales SA	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033619
Shareholder Report [Line Items]
Fund Name	WisdomTree Global ex-U.S. Quality Growth Fund
Trading Symbol	DNL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Global ex-U.S. Quality Growth Fund (the "Fund") (formerly, the Global ex‐U.S. Quality Dividend Growth Fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global ex-U.S. Quality Growth Fund	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 13.23% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI AC World ex-USA Growth Index, which returned 18.77% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Information Technology exposure due to strong allocation effects resulting from an overweight to the sector sufficiently offsetting negative stock selection.

  Energy and Consumer Staples both provided positive performance impacts due to a mix of allocation and stock selection effects.

  Consumer Discretionary was a performance headwind due to negative stock selection effects and poor allocation effects. Health Care exhibited a similar impact, albeit to a lesser but still meaningful extent.

  Industrials detracted from performance due to overwhelmingly negative stock selection.

  The Fund benefited from its exposure to Taiwan, primarily due to strong allocation effects resulting from a large overweight.

  Norway and Germany were also both positive contributors due to a blend of positive allocation and selection effects.

  Denmark, France, Canada and Korea were the largest country detractors. Korea was due to a mix of negative stock selection and allocation effects, while Denmark was primarily due to negative allocation effects. France and Canada's headwind can be attributed to deeply negative stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Global ex-U.S. Quality Growth Fund $21,113	MSCI AC World ex-USA Index $22,358	MSCI AC World ex-USA Growth Index $20,722	WisdomTree Global ex-U.S. Quality Growth Index $22,342
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,197	$10,263	$10,152	$10,196
05/31/16	$10,004	$10,090	$10,086	$10,002
06/30/16	$10,116	$9,936	$10,046	$10,105
07/31/16	$10,535	$10,427	$10,530	$10,544
08/31/16	$10,478	$10,493	$10,492	$10,492
09/30/16	$10,573	$10,622	$10,656	$10,609
10/31/16	$10,327	$10,470	$10,293	$10,384
11/30/16	$9,886	$10,227	$9,901	$9,949
12/31/16	$10,078	$10,489	$10,046	$10,151
01/31/17	$10,407	$10,861	$10,451	$10,482
02/28/17	$10,639	$11,034	$10,661	$10,722
03/31/17	$10,880	$11,313	$10,963	$10,971
04/30/17	$11,228	$11,556	$11,282	$11,323
05/31/17	$11,567	$11,931	$11,783	$11,676
06/30/17	$11,635	$11,968	$11,792	$11,750
07/31/17	$12,040	$12,409	$12,201	$12,166
08/31/17	$12,346	$12,474	$12,323	$12,473
09/30/17	$12,432	$12,705	$12,539	$12,572
10/31/17	$12,759	$12,944	$12,841	$12,939
11/30/17	$12,767	$13,049	$12,982	$12,955
12/31/17	$13,054	$13,341	$13,262	$13,260
01/31/18	$13,717	$14,084	$13,953	$13,936
02/28/18	$13,045	$13,420	$13,329	$13,257
03/31/18	$13,055	$13,183	$13,147	$13,283
04/30/18	$13,048	$13,394	$13,245	$13,265
05/31/18	$12,918	$13,085	$13,170	$13,137
06/30/18	$12,819	$12,839	$12,960	$13,048
07/31/18	$13,213	$13,146	$13,182	$13,456
08/31/18	$13,045	$12,871	$13,034	$13,293
09/30/18	$12,872	$12,929	$12,926	$13,117
10/31/18	$11,837	$11,878	$11,716	$12,079
11/30/18	$11,760	$11,990	$11,893	$12,006
12/31/18	$11,193	$11,447	$11,349	$11,437
01/31/19	$12,076	$12,312	$12,212	$12,345
02/28/19	$12,379	$12,553	$12,542	$12,665
03/31/19	$12,597	$12,628	$12,746	$12,893
04/30/19	$13,087	$12,961	$13,148	$13,400
05/31/19	$12,339	$12,266	$12,473	$12,627
06/30/19	$13,150	$13,004	$13,301	$13,469
07/31/19	$13,321	$12,847	$13,274	$13,650
08/31/19	$12,996	$12,450	$13,034	$13,323
09/30/19	$13,374	$12,770	$13,189	$13,718
10/31/19	$13,932	$13,216	$13,668	$14,326
11/30/19	$14,302	$13,332	$13,877	$14,703
12/31/19	$15,160	$13,910	$14,452	$15,586
01/31/20	$15,056	$13,536	$14,313	$15,475
02/29/20	$13,893	$12,466	$13,268	$14,278
03/31/20	$12,346	$10,661	$11,815	$12,680
04/30/20	$13,631	$11,469	$12,835	$14,005
05/31/20	$14,165	$11,844	$13,393	$14,562
06/30/20	$14,623	$12,380	$14,073	$15,036
07/31/20	$15,233	$12,932	$15,027	$15,689
08/31/20	$15,753	$13,485	$15,640	$16,231
09/30/20	$15,588	$13,154	$15,502	$16,072
10/31/20	$15,222	$12,871	$15,230	$15,711
11/30/20	$16,794	$14,602	$16,779	$17,348
12/31/20	$18,008	$15,391	$17,660	$18,628
01/31/21	$18,008	$15,425	$17,768	$18,641
02/28/21	$18,171	$15,730	$17,703	$18,803
03/31/21	$18,300	$15,929	$17,647	$18,959
04/30/21	$19,045	$16,398	$18,298	$19,719
05/31/21	$19,656	$16,911	$18,740	$20,470
06/30/21	$19,793	$16,801	$18,812	$20,513
07/31/21	$20,094	$16,524	$18,526	$20,838
08/31/21	$20,522	$16,839	$18,945	$21,301
09/30/21	$19,465	$16,299	$18,131	$20,212
10/31/21	$20,035	$16,688	$18,692	$20,894
11/30/21	$19,671	$15,937	$18,017	$20,520
12/31/21	$20,846	$16,596	$18,560	$21,756
01/31/22	$19,404	$15,984	$17,064	$20,253
02/28/22	$19,111	$15,668	$16,586	$19,936
03/31/22	$19,320	$15,693	$16,560	$20,191
04/30/22	$17,540	$14,707	$15,328	$18,312
05/31/22	$17,840	$14,813	$15,196	$18,627
06/30/22	$15,506	$13,539	$13,958	$16,172
07/31/22	$16,483	$14,002	$14,727	$17,211
08/31/22	$15,486	$13,552	$14,152	$16,157
09/30/22	$13,898	$12,197	$12,651	$14,458
10/31/22	$14,418	$12,562	$12,899	$15,042
11/30/22	$16,402	$14,045	$14,503	$17,133
12/31/22	$16,203	$13,940	$14,281	$16,914
01/31/23	$17,601	$15,070	$15,489	$18,384
02/28/23	$17,028	$14,541	$14,826	$17,791
03/31/23	$17,864	$14,897	$15,508	$18,667
04/30/23	$18,051	$15,156	$15,665	$18,858
05/31/23	$17,375	$14,605	$15,231	$18,155
06/30/23	$18,129	$15,260	$15,810	$18,959
07/31/23	$18,582	$15,880	$16,302	$19,448
08/31/23	$17,946	$15,163	$15,471	$18,777
09/30/23	$17,108	$14,684	$14,655	$17,907
10/31/23	$16,382	$14,078	$14,084	$17,164
11/30/23	$18,089	$15,346	$15,542	$18,969
12/31/23	$19,012	$16,117	$16,285	$19,958
01/31/24	$18,833	$15,957	$16,161	$19,763
02/29/24	$19,371	$16,361	$16,778	$20,326
03/31/24	$19,989	$16,872	$17,223	$21,030
04/30/24	$19,474	$16,569	$16,770	$20,430
05/31/24	$20,107	$17,050	$17,212	$21,099
06/30/24	$20,222	$17,034	$17,372	$21,242
07/31/24	$20,295	$17,428	$17,556	$21,334
08/31/24	$20,699	$17,925	$18,114	$21,762
09/30/24	$20,599	$18,407	$18,575	$21,670
10/31/24	$19,449	$17,504	$17,630	$20,477
11/30/24	$19,344	$17,346	$17,485	$20,364
12/31/24	$18,976	$17,009	$17,111	$19,982
01/31/25	$19,709	$17,694	$17,838	$20,772
02/28/25	$19,353	$17,939	$17,852	$20,387
03/31/25	$18,646	$17,899	$17,446	$19,636
04/30/25	$19,334	$18,545	$18,157	$20,353
05/31/25	$20,401	$19,395	$19,074	$21,487
06/30/25	$21,266	$20,052	$19,830	$22,405
07/31/25	$20,630	$19,995	$19,589	$21,735
08/31/25	$20,779	$20,689	$20,142	$21,899
09/30/25	$21,516	$21,434	$20,962	$22,681
10/31/25	$21,946	$21,868	$21,468	$23,222
11/30/25	$21,654	$21,862	$21,082	$22,908
12/31/25	$22,151	$22,517	$21,500	$23,443
01/31/26	$23,114	$23,864	$22,687	$24,473
02/28/26	$23,595	$25,062	$23,586	$24,977
03/31/26	$21,113	$22,358	$20,722	$22,342

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	13.23%	2.90%	7.76%
MSCI AC World ex-USA Index	24.91%	7.02%	8.38%
MSCI AC World ex-USA Growth Index	18.77%	3.26%	7.56%
WisdomTree Global ex-U.S. Quality Growth Index	13.78%	3.34%	8.37%

AssetsNet	$ 422,135,194
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 2,005,832
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$422,135,194 # of Portfolio Holdings214 Portfolio Turnover Rate76% Investment Advisory Fees Paid, Net$2,005,832
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	29.3%
Consumer Discretionary	19.5%
Industrials	16.8%
Health Care	11.2%
Energy	7.0%
Communication Services	5.7%
Financials	4.3%
Materials	3.2%
Consumer Staples	1.6%
Utilities	0.6%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.8%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
ASML Holding NV	6.0%
Tencent Holdings Ltd.	4.7%
AstraZeneca PLC	3.4%
LVMH Moet Hennessy Louis Vuitton SE	3.3%
Hermes International SCA	2.6%
Industria de Diseno Textil SA	2.2%
Shopify, Inc., Class A	2.1%
Fast Retailing Co. Ltd.	1.9%
Safran SA	1.8%

Material Fund Change [Text Block]

Material Fund Changes

On October 23, 2025, WisdomTree Global ex-U.S. Quality Dividend Growth Fund changed its name and non-fundamental investment policy adopted under Rule 35d-1 of the Investment Company Act of 1940 (the “1940 Act”). As of that date, the Fund’s name changed to WisdomTree Global ex-U.S. Quality Growth Fund, and the Fund’s Index, WisdomTree Global ex-U.S. Quality Dividend Growth Index, was renamed to the WisdomTree Global ex-U.S. Quality Growth Index. The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Growth Index. The Fund invests, under normal circumstances, 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033635
Shareholder Report [Line Items]
Fund Name	WisdomTree Global High Dividend Fund
Trading Symbol	DEW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Global High Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global High Dividend Fund	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 22.34% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI AC World Index, which returned 20.01% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials, driven by strong stock selection effects.

  Energy and Health Care were also additive due to strong allocation effects resulting from an overweight in the former and positive stock selection in the latter.

  Information Technology was the most meaningful detractor due to a mix of negative allocation and stock selection effects. Real Estate and Consumer Staples also weighed on performance due to poor allocation effects, both stemming from overweights.

  The Fund benefited from its exposure to the United Kingdom, driven by strong stock selection and allocation effects.

  Spain also provided a performance boost, primarily due to allocation impacts. India produced a similar result, but to a lesser extent.

  U. S. exposure detracted from performance due to poor stock selection effects. Taiwan had a similar, albeit more modest, impact. Korea produced a negative performance influence due to poor allocation and selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Global High Dividend Fund $23,965	MSCI AC World Index $29,262	WisdomTree Global High Dividend Index $23,533
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,191	$10,148	$10,194
05/31/16	$10,115	$10,160	$10,109
06/30/16	$10,330	$10,099	$10,325
07/31/16	$10,615	$10,534	$10,609
08/31/16	$10,585	$10,570	$10,578
09/30/16	$10,642	$10,634	$10,640
10/31/16	$10,452	$10,454	$10,458
11/30/16	$10,564	$10,533	$10,568
12/31/16	$10,940	$10,761	$10,949
01/31/17	$11,026	$11,055	$11,039
02/28/17	$11,260	$11,365	$11,269
03/31/17	$11,354	$11,504	$11,359
04/30/17	$11,371	$11,683	$11,375
05/31/17	$11,501	$11,941	$11,500
06/30/17	$11,554	$11,996	$11,556
07/31/17	$11,838	$12,331	$11,849
08/31/17	$11,810	$12,378	$11,816
09/30/17	$12,142	$12,617	$12,145
10/31/17	$12,121	$12,879	$12,125
11/30/17	$12,374	$13,129	$12,379
12/31/17	$12,608	$13,340	$12,603
01/31/18	$13,041	$14,093	$13,041
02/28/18	$12,329	$13,501	$12,329
03/31/18	$12,148	$13,212	$12,145
04/30/18	$12,311	$13,338	$12,293
05/31/18	$12,198	$13,355	$12,161
06/30/18	$12,193	$13,283	$12,155
07/31/18	$12,552	$13,683	$12,508
08/31/18	$12,454	$13,791	$12,408
09/30/18	$12,557	$13,851	$12,515
10/31/18	$11,921	$12,813	$11,885
11/30/18	$12,171	$13,000	$12,136
12/31/18	$11,367	$12,084	$11,329
01/31/19	$12,161	$13,039	$12,122
02/28/19	$12,437	$13,387	$12,394
03/31/19	$12,588	$13,556	$12,542
04/30/19	$12,781	$14,013	$12,735
05/31/19	$12,115	$13,182	$12,066
06/30/19	$12,814	$14,045	$12,761
07/31/19	$12,728	$14,087	$12,677
08/31/19	$12,386	$13,752	$12,330
09/30/19	$12,861	$14,042	$12,801
10/31/19	$13,090	$14,426	$13,045
11/30/19	$13,241	$14,778	$13,185
12/31/19	$13,700	$15,299	$13,643
01/31/20	$13,140	$15,130	$13,083
02/29/20	$11,915	$13,908	$11,858
03/31/20	$9,763	$12,030	$9,708
04/30/20	$10,682	$13,319	$10,613
05/31/20	$10,887	$13,898	$10,807
06/30/20	$11,005	$14,342	$10,924
07/31/20	$11,235	$15,101	$11,141
08/31/20	$11,522	$16,025	$11,427
09/30/20	$11,034	$15,508	$10,937
10/31/20	$10,760	$15,131	$10,668
11/30/20	$12,195	$16,996	$12,098
12/31/20	$12,662	$17,785	$12,565
01/31/21	$12,538	$17,705	$12,434
02/28/21	$13,105	$18,115	$12,994
03/31/21	$13,897	$18,598	$13,767
04/30/21	$14,264	$19,412	$14,128
05/31/21	$14,673	$19,714	$14,518
06/30/21	$14,418	$19,974	$14,267
07/31/21	$14,418	$20,111	$14,267
08/31/21	$14,672	$20,614	$14,515
09/30/21	$14,287	$19,763	$14,130
10/31/21	$14,633	$20,772	$14,474
11/30/21	$14,175	$20,271	$14,022
12/31/21	$15,254	$21,082	$15,092
01/31/22	$15,379	$20,047	$15,216
02/28/22	$15,230	$19,529	$15,063
03/31/22	$15,698	$19,952	$15,525
04/30/22	$15,058	$18,355	$14,889
05/31/22	$15,470	$18,377	$15,295
06/30/22	$14,253	$16,828	$14,088
07/31/22	$14,553	$18,003	$14,385
08/31/22	$14,166	$17,340	$14,003
09/30/22	$12,975	$15,680	$12,810
10/31/22	$13,855	$16,626	$13,706
11/30/22	$15,079	$17,916	$14,916
12/31/22	$14,853	$17,211	$14,683
01/31/23	$15,594	$18,444	$15,404
02/28/23	$15,111	$17,916	$14,913
03/31/23	$15,025	$18,468	$14,811
04/30/23	$15,272	$18,734	$15,037
05/31/23	$14,435	$18,533	$14,202
06/30/23	$15,159	$19,609	$14,910
07/31/23	$15,787	$20,327	$15,525
08/31/23	$15,305	$19,759	$15,041
09/30/23	$14,983	$18,942	$14,729
10/31/23	$14,425	$18,372	$14,182
11/30/23	$15,455	$20,068	$15,184
12/31/23	$16,304	$21,032	$16,020
01/31/24	$16,097	$21,155	$15,825
02/29/24	$16,314	$22,063	$16,038
03/31/24	$17,081	$22,756	$16,803
04/30/24	$16,624	$22,005	$16,345
05/31/24	$17,229	$22,899	$16,930
06/30/24	$17,092	$23,409	$16,796
07/31/24	$17,971	$23,786	$17,680
08/31/24	$18,639	$24,390	$18,336
09/30/24	$18,930	$24,957	$18,607
10/31/24	$18,586	$24,397	$18,311
11/30/24	$19,026	$25,309	$18,747
12/31/24	$18,142	$24,710	$17,855
01/31/25	$18,760	$25,540	$18,471
02/28/25	$19,375	$25,386	$19,084
03/31/25	$19,590	$24,383	$19,264
04/30/25	$19,254	$24,610	$18,917
05/31/25	$19,782	$26,025	$19,441
06/30/25	$20,268	$27,193	$19,907
07/31/25	$20,474	$27,562	$20,117
08/31/25	$21,272	$28,243	$20,899
09/30/25	$21,545	$29,266	$21,165
10/31/25	$21,263	$29,921	$20,889
11/30/25	$22,025	$29,917	$21,635
12/31/25	$22,315	$30,230	$21,906
01/31/26	$23,632	$31,126	$23,206
02/28/26	$24,939	$31,526	$24,499
03/31/26	$23,965	$29,262	$23,533

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	22.34%	11.51%	9.13%
MSCI AC World Index	20.01%	9.49%	11.33%
WisdomTree Global High Dividend Index	22.16%	11.32%	8.94%

AssetsNet	$ 135,528,364
Holdings Count | Holding	705
Advisory Fees Paid, Amount	$ 719,789
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$135,528,364 # of Portfolio Holdings705 Portfolio Turnover Rate31% Investment Advisory Fees Paid, Net$719,789
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Energy	17.6%
Utilities	11.8%
Real Estate	10.8%
Health Care	10.1%
Consumer Staples	9.1%
Communication Services	4.6%
Industrials	4.6%
Consumer Discretionary	3.4%
Materials	2.5%
Other Sectors	1.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Exxon Mobil Corp.	3.0%
Chevron Corp.	2.3%
Johnson & Johnson	2.0%
Merck & Co., Inc.	1.3%
Altria Group, Inc.	1.3%
AbbVie, Inc.	1.3%
HSBC Holdings PLC	1.3%
Philip Morris International, Inc.	1.2%
Shell PLC	1.1%
AT&T, Inc.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000057625
Shareholder Report [Line Items]
Fund Name	WisdomTree India Earnings Fund
Trading Symbol	EPI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree India Earnings Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Earnings Fund	$80	0.84%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -9.89% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI India Index, which returned -13.43% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Energy and Materials, both due to a mix of positive allocation and selection effects. Both sectors were among the top overweighted groups for the Fund, which was helpful because they ultimately outperformed the broader Indian equity market during the period.

  Financials was also additive due to strong stock selection effects.

  Industrials was the most notable performance detractor, exclusively due to negative stock selection effects. Health Care exhibited a similar impact as Industrials but to a more modestly negative extent.

  The Fund's emphasis on allocating to the most profitable Indian companies and weighting them by their proportional earnings contribution was beneficial during the period. The top three quintiles by earnings yield, representing the most profitable names, all produced positive performance impacts during the period. The top two quintiles also produced positive allocation effects, implying that it was beneficial to overweight the most profitable companies within India.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree India Earnings Fund $23,264	MSCI India Index $21,197	WisdomTree India Earnings Index $28,202
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,088	$10,048	$10,107
05/31/16	$10,185	$10,236	$10,221
06/30/16	$10,420	$10,372	$10,455
07/31/16	$11,016	$10,961	$11,060
08/31/16	$11,296	$11,088	$11,346
09/30/16	$11,218	$10,986	$11,292
10/31/16	$11,332	$10,932	$11,404
11/30/16	$10,521	$10,117	$10,626
12/31/16	$10,561	$10,109	$10,666
01/31/17	$11,013	$10,549	$11,133
02/28/17	$11,824	$11,172	$11,956
03/31/17	$12,556	$11,840	$12,705
04/30/17	$12,900	$12,068	$13,069
05/31/17	$12,989	$12,280	$13,118
06/30/17	$12,814	$12,184	$12,952
07/31/17	$13,833	$13,123	$13,989
08/31/17	$13,765	$13,024	$13,972
09/30/17	$13,137	$12,544	$13,452
10/31/17	$14,134	$13,469	$14,542
11/30/17	$14,029	$13,374	$14,446
12/31/17	$14,683	$14,027	$15,105
01/31/18	$15,171	$14,510	$15,644
02/28/18	$14,247	$13,537	$14,709
03/31/18	$13,617	$13,052	$14,049
04/30/18	$14,138	$13,589	$14,631
05/31/18	$13,533	$13,100	$14,053
06/30/18	$13,245	$12,973	$13,724
07/31/18	$14,043	$13,818	$14,552
08/31/18	$14,159	$13,951	$14,710
09/30/18	$12,764	$12,681	$13,168
10/31/18	$11,963	$11,796	$12,304
11/30/18	$12,992	$13,019	$13,381
12/31/18	$13,149	$13,002	$13,557
01/31/19	$12,687	$12,752	$13,071
02/28/19	$12,677	$12,756	$13,052
03/31/19	$14,026	$13,933	$14,513
04/30/19	$13,925	$14,011	$14,427
05/31/19	$13,994	$14,041	$14,495
06/30/19	$13,861	$14,003	$14,333
07/31/19	$13,034	$13,273	$13,458
08/31/19	$12,479	$12,885	$12,888
09/30/19	$12,761	$13,281	$13,190
10/31/19	$13,270	$13,855	$13,734
11/30/19	$13,217	$13,778	$13,685
12/31/19	$13,373	$13,987	$13,852
01/31/20	$13,147	$13,877	$13,625
02/29/20	$11,955	$12,868	$12,385
03/31/20	$8,709	$9,633	$9,005
04/30/20	$10,242	$11,188	$10,616
05/31/20	$9,973	$10,877	$10,355
06/30/20	$10,867	$11,616	$11,282
07/31/20	$12,023	$12,822	$12,503
08/31/20	$12,639	$13,271	$13,150
09/30/20	$12,653	$13,353	$13,200
10/31/20	$12,875	$13,503	$13,458
11/30/20	$14,428	$14,668	$15,107
12/31/20	$15,789	$16,163	$16,646
01/31/21	$15,567	$15,786	$16,415
02/28/21	$16,663	$16,612	$17,789
03/31/21	$17,024	$16,989	$18,143
04/30/21	$16,969	$16,831	$18,106
05/31/21	$18,377	$18,291	$19,877
06/30/21	$18,434	$18,163	$19,948
07/31/21	$18,783	$18,320	$20,390
08/31/21	$19,981	$20,324	$21,780
09/30/21	$20,537	$20,447	$22,460
10/31/21	$20,324	$20,284	$22,237
11/30/21	$19,575	$19,668	$21,354
12/31/21	$20,213	$20,403	$22,092
01/31/22	$20,290	$20,124	$22,225
02/28/22	$19,372	$19,318	$21,071
03/31/22	$20,030	$20,024	$21,939
04/30/22	$19,881	$19,689	$21,798
05/31/22	$18,641	$18,542	$20,396
06/30/22	$17,299	$17,291	$18,844
07/31/22	$18,564	$18,903	$20,337
08/31/22	$19,320	$19,680	$21,261
09/30/22	$18,114	$18,415	$19,881
10/31/22	$18,588	$18,887	$20,550
11/30/22	$19,701	$19,868	$21,954
12/31/22	$19,056	$18,780	$21,251
01/31/23	$18,998	$18,218	$21,206
02/28/23	$18,231	$17,386	$20,278
03/31/23	$18,418	$17,587	$20,545
04/30/23	$19,168	$18,320	$21,479
05/31/23	$19,373	$18,853	$21,805
06/30/23	$20,263	$19,739	$22,979
07/31/23	$21,314	$20,328	$24,334
08/31/23	$21,097	$19,941	$24,098
09/30/23	$21,654	$20,275	$24,830
10/31/23	$21,009	$19,672	$24,029
11/30/23	$22,311	$20,987	$25,770
12/31/23	$24,071	$22,687	$28,106
01/31/24	$24,980	$23,234	$29,269
02/29/24	$25,567	$23,871	$30,048
03/31/24	$25,432	$24,064	$29,887
04/30/24	$26,488	$24,622	$31,309
05/31/24	$26,711	$24,796	$31,600
06/30/24	$28,289	$26,520	$33,805
07/31/24	$29,140	$27,574	$35,475
08/31/24	$29,275	$27,864	$35,682
09/30/24	$29,609	$28,453	$36,076
10/31/24	$27,808	$26,102	$33,550
11/30/24	$27,673	$25,994	$33,359
12/31/24	$26,746	$25,231	$32,139
01/31/25	$25,893	$24,334	$30,983
02/28/25	$23,617	$22,383	$28,065
03/31/25	$25,817	$24,486	$30,964
04/30/25	$26,693	$25,665	$32,137
05/31/25	$27,081	$25,953	$32,809
06/30/25	$27,852	$26,745	$33,865
07/31/25	$26,499	$25,381	$32,127
08/31/25	$25,734	$24,587	$31,241
09/30/25	$26,022	$24,710	$31,679
10/31/25	$27,175	$25,795	$33,126
11/30/25	$27,169	$26,019	$33,160
12/31/25	$27,234	$25,892	$33,241
01/31/26	$26,240	$24,571	$32,073
02/28/26	$26,605	$24,918	$32,581
03/31/26	$23,264	$21,197	$28,202

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	-9.89%	6.44%	8.81%
MSCI India Index	-13.43%	4.53%	7.80%
WisdomTree India Earnings Index	-8.92%	9.22%	10.92%

AssetsNet	$ 2,088,153,089
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 24,111,307
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,088,153,089 # of Portfolio Holdings569 Portfolio Turnover Rate13% Investment Advisory Fees Paid, Net$24,111,307
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	24.0%
Energy	18.3%
Materials	14.7%
Information Technology	8.7%
Industrials	8.6%
Utilities	8.0%
Consumer Discretionary	7.3%
Health Care	5.7%
Consumer Staples	3.5%
Other Sectors	2.9%
Other Assets and Liabilities, Net	(1.7)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Reliance Industries Ltd.	7.5%
ICICI Bank Ltd.	5.2%
HDFC Bank Ltd.	5.1%
Infosys Ltd.	3.4%
Oil & Natural Gas Corp. Ltd.	3.4%
State Bank of India	3.1%
Coal India Ltd.	3.1%
NTPC Ltd.	2.5%
Hindalco Industries Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000248668
Shareholder Report [Line Items]
Fund Name	WisdomTree India Hedged Equity Fund
Trading Symbol	INDH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree India Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Hedged Equity Fund	$62	0.64%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -5.71% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI India Index (Local), which returned -3.94% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited roughly equally from its exposures to Information Technology and Consumer Discretionary, both primarily due to positive stock selection. Financials also exhibited a similar positive impact, though to a lesser extent.

  Energy was also beneficial for performance due to a combination of both allocation and stock selection.

  Health Care exposure weighed negatively on performance due to a mix of allocation and stock selection effects. Utilities exhibited a similar impact, although to a lesser extent.

  The Fund’s currency hedge was also additive for performance during the period as the Indian rupee weakened by about 10% versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree India Hedged Equity Fund $9,726	MSCI India Index (Local) $9,876	WisdomTree India Hedged Equity Index $9,827
05/09/24	$10,000	$10,000	$10,000
05/31/24	$10,042	$10,167	$10,126
06/30/24	$10,678	$10,863	$10,858
07/31/24	$10,975	$11,341	$11,316
08/31/24	$11,058	$11,480	$11,452
09/30/24	$11,252	$11,712	$11,704
10/31/24	$10,621	$10,781	$10,902
11/30/24	$10,671	$10,789	$10,888
12/31/24	$10,495	$10,611	$10,641
01/31/25	$10,365	$10,353	$10,462
02/28/25	$9,767	$9,621	$9,694
03/31/25	$10,315	$10,280	$10,354
04/30/25	$10,580	$10,651	$10,689
05/31/25	$10,675	$10,909	$10,869
06/30/25	$11,013	$11,266	$11,219
07/31/25	$10,740	$10,921	$10,882
08/31/25	$10,592	$10,655	$10,768
09/30/25	$10,627	$10,777	$10,812
10/31/25	$11,045	$11,248	$11,266
11/30/25	$11,213	$11,432	$11,446
12/31/25	$11,196	$11,431	$11,417
01/31/26	$10,866	$11,102	$11,062
02/28/26	$10,727	$11,135	$10,922
03/31/26	$9,726	$9,876	$9,827

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 5/9/24
Fund NAV Returns	-5.71%	-1.46%
MSCI India Index (Local)	-3.94%	-0.66%
WisdomTree India Hedged Equity Index	-5.09%	-0.92%

AssetsNet	$ 5,537,465
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 42,828
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,537,465 # of Portfolio Holdings77 Portfolio Turnover Rate19% Investment Advisory Fees Paid, Net$42,828
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.1%
Energy	12.5%
Consumer Discretionary	12.4%
Information Technology	10.7%
Materials	8.5%
Industrials	7.1%
Consumer Staples	7.0%
Health Care	5.7%
Utilities	5.0%
Communication Services	4.8%
Other Sectors	0.4%
Other Assets and Liabilities, Net	2.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Reliance Industries Ltd.	9.3%
HDFC Bank Ltd.	7.3%
ICICI Bank Ltd.	6.4%
Bharti Airtel Ltd.	4.6%
Infosys Ltd.	4.5%
Mahindra & Mahindra Ltd.	3.0%
Axis Bank Ltd.	2.8%
Tata Consultancy Services Ltd.	2.5%
Larsen & Toubro Ltd.	2.4%
Sun Pharmaceutical Industries Ltd.	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042148
Shareholder Report [Line Items]
Fund Name	WisdomTree New Economy Real Estate Fund
Trading Symbol	WTRE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree New Economy Real Estate Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree New Economy Real Estate Fund	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 27.59% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index, which returned 0.13% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s concentration in the Real Estate sector is its primary driver of returns, and it weighed negatively on performance during the period. Virtually all performance detraction versus the benchmark is attributable to poor allocation effects resulting from a massive overweight to Real Estate.

  However, other sectors provided positive impacts sufficient to offset the Real Estate headwind and produce outperformance. Information Technology produced an overwhelmingly positive performance impact due to impressive stock selection. Communication Services provided ancillary support due to positive stock selection as well.

  At the country level, Australian and U. S. exposures were beneficial due to strong stock selection effects.

  Italy and Spain were both detractors due to negative stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree New Economy Real Estate Fund $12,083	MSCI World Index $30,512	Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index $9,135Footnote Reference*	MSCI AC World ex-USA Index $22,358	WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate/WisdomTree New Economy Real Estate Spliced Index $12,248Footnote Reference**
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,143	$10,158	$10,278	$10,263	$10,144
05/31/16	$9,872	$10,215	$10,080	$10,090	$9,873
06/30/16	$10,081	$10,101	$10,057	$9,936	$10,088
07/31/16	$10,690	$10,528	$10,485	$10,427	$10,703
08/31/16	$10,723	$10,536	$10,258	$10,493	$10,737
09/30/16	$10,778	$10,592	$10,227	$10,622	$10,792
10/31/16	$10,260	$10,387	$9,602	$10,470	$10,281
11/30/16	$9,896	$10,537	$9,290	$10,227	$9,915
12/31/16	$9,897	$10,789	$9,514	$10,489	$9,924
01/31/17	$10,223	$11,049	$9,665	$10,861	$10,257
02/28/17	$10,642	$11,356	$9,819	$11,034	$10,673
03/31/17	$10,933	$11,477	$9,842	$11,313	$10,958
04/30/17	$11,244	$11,647	$10,047	$11,556	$11,276
05/31/17	$11,706	$11,893	$10,328	$11,931	$11,734
06/30/17	$11,758	$11,939	$10,137	$11,968	$11,792
07/31/17	$12,343	$12,224	$10,460	$12,409	$12,379
08/31/17	$12,540	$12,242	$10,399	$12,474	$12,572
09/30/17	$12,703	$12,516	$10,312	$12,705	$12,738
10/31/17	$12,727	$12,753	$10,297	$12,944	$12,766
11/30/17	$13,002	$13,029	$10,628	$13,049	$13,054
12/31/17	$13,509	$13,206	$10,994	$13,341	$13,576
01/31/18	$14,177	$13,903	$11,383	$14,084	$14,254
02/28/18	$13,207	$13,327	$10,711	$13,420	$13,274
03/31/18	$13,311	$13,036	$10,835	$13,183	$13,396
04/30/18	$13,524	$13,186	$11,101	$13,394	$13,597
05/31/18	$13,365	$13,269	$10,911	$13,085	$13,431
06/30/18	$12,985	$13,262	$10,799	$12,839	$13,053
07/31/18	$13,191	$13,677	$10,917	$13,146	$13,268
08/31/18	$12,947	$13,846	$10,817	$12,871	$13,022
09/30/18	$12,689	$13,923	$10,634	$12,929	$12,754
10/31/18	$11,890	$12,901	$10,159	$11,878	$11,960
11/30/18	$12,322	$13,047	$10,313	$11,990	$12,407
12/31/18	$12,024	$12,055	$10,099	$11,447	$12,114
01/31/19	$13,333	$12,993	$11,076	$12,312	$13,439
02/28/19	$13,233	$13,384	$10,925	$12,553	$13,344
03/31/19	$13,929	$13,560	$11,241	$12,628	$14,047
04/30/19	$13,704	$14,040	$11,062	$12,961	$13,824
05/31/19	$13,258	$13,230	$11,002	$12,266	$13,372
06/30/19	$13,822	$14,102	$11,254	$13,004	$13,953
07/31/19	$13,522	$14,172	$11,146	$12,847	$13,649
08/31/19	$13,195	$13,882	$11,282	$12,450	$13,321
09/30/19	$13,459	$14,177	$11,550	$12,770	$13,584
10/31/19	$14,015	$14,538	$11,982	$13,216	$14,165
11/30/19	$13,996	$14,943	$11,920	$13,332	$14,147
12/31/19	$14,634	$15,391	$12,137	$13,910	$14,796
01/31/20	$14,040	$15,297	$12,184	$13,536	$14,199
02/29/20	$13,249	$14,004	$11,126	$12,466	$13,402
03/31/20	$10,344	$12,151	$8,426	$10,661	$10,439
04/30/20	$11,069	$13,478	$8,927	$11,469	$11,179
05/31/20	$10,732	$14,129	$9,075	$11,844	$10,838
06/30/20	$11,158	$14,503	$9,166	$12,380	$11,271
07/31/20	$11,298	$15,197	$9,399	$12,932	$11,411
08/31/20	$11,822	$16,212	$9,795	$13,485	$11,939
09/30/20	$11,355	$15,653	$9,523	$13,154	$11,461
10/31/20	$11,018	$15,173	$9,137	$12,871	$11,135
11/30/20	$12,304	$17,113	$10,451	$14,602	$12,444
12/31/20	$12,446	$17,838	$11,046	$15,391	$12,592
01/31/21	$12,176	$17,661	$10,902	$15,425	$12,326
02/28/21	$12,547	$18,114	$11,047	$15,730	$12,700
03/31/21	$12,818	$18,716	$11,206	$15,929	$12,956
04/30/21	$13,040	$19,587	$11,713	$16,398	$13,183
05/31/21	$13,344	$19,869	$12,101	$16,911	$13,474
06/30/21	$13,131	$20,166	$12,037	$16,801	$13,287
07/31/21	$12,967	$20,527	$12,381	$16,524	$13,136
08/31/21	$13,200	$21,038	$12,471	$16,839	$13,373
09/30/21	$12,596	$20,164	$11,785	$16,299	$12,773
10/31/21	$12,778	$21,306	$12,025	$16,688	$12,963
11/30/21	$12,217	$20,839	$11,608	$15,937	$12,360
12/31/21	$12,452	$21,730	$12,031	$16,596	$12,607
01/31/22	$12,165	$20,580	$11,415	$15,984	$12,320
02/28/22	$11,960	$20,060	$11,327	$15,668	$12,091
03/31/22	$11,991	$20,610	$11,650	$15,693	$12,108
04/30/22	$11,025	$18,898	$10,474	$14,707	$11,142
05/31/22	$10,347	$18,912	$9,983	$14,813	$10,462
06/30/22	$9,490	$17,274	$9,188	$13,539	$9,583
07/31/22	$10,265	$18,646	$9,933	$14,002	$10,406
08/31/22	$9,568	$17,866	$9,330	$13,552	$9,699
09/30/22	$8,141	$16,205	$8,050	$12,197	$8,237
10/31/22	$8,224	$17,369	$8,213	$12,562	$8,326
11/30/22	$8,931	$18,577	$8,787	$14,045	$9,050
12/31/22	$8,583	$17,788	$8,384	$13,940	$8,686
01/31/23	$9,524	$19,047	$9,200	$15,070	$9,646
02/28/23	$8,994	$18,589	$8,634	$14,541	$9,105
03/31/23	$8,890	$19,163	$8,437	$14,897	$9,011
04/30/23	$9,025	$19,499	$8,542	$15,156	$9,148
05/31/23	$8,578	$19,304	$8,111	$14,605	$8,699
06/30/23	$8,877	$20,472	$8,391	$15,260	$8,993
07/31/23	$9,251	$21,159	$8,562	$15,880	$9,381
08/31/23	$8,988	$20,654	$8,275	$15,163	$9,113
09/30/23	$8,371	$19,763	$7,651	$14,684	$8,480
10/31/23	$7,926	$19,190	$7,408	$14,078	$8,033
11/30/23	$9,023	$20,989	$8,309	$15,346	$9,149
12/31/23	$9,779	$22,019	$8,966	$16,117	$9,910
01/31/24	$9,359	$22,283	$8,547	$15,957	$9,491
02/29/24	$9,380	$23,228	$8,667	$16,361	$9,512
03/31/24	$9,649	$23,975	$8,774	$16,872	$9,775
04/30/24	$8,908	$23,084	$8,069	$16,569	$9,025
05/31/24	$9,414	$24,115	$8,499	$17,050	$9,548
06/30/24	$9,377	$24,605	$8,573	$17,034	$9,505
07/31/24	$10,033	$25,039	$9,106	$17,428	$10,170
08/31/24	$10,388	$25,701	$9,636	$17,925	$10,535
09/30/24	$10,815	$26,172	$9,936	$18,407	$10,964
10/31/24	$10,269	$25,652	$9,501	$17,504	$10,413
11/30/24	$10,274	$26,830	$9,783	$17,346	$10,420
12/31/24	$9,443	$26,130	$8,911	$17,009	$9,562
01/31/25	$9,563	$27,052	$9,044	$17,694	$9,691
02/28/25	$9,748	$26,858	$9,383	$17,939	$9,882
03/31/25	$9,470	$25,662	$9,123	$17,899	$9,595
04/30/25	$9,486	$25,890	$9,107	$18,545	$9,611
05/31/25	$9,841	$27,423	$9,239	$19,395	$9,971
06/30/25	$10,691	$28,606	$9,166	$20,052	$10,830
07/31/25	$10,675	$28,974	$9,065	$19,995	$10,814
08/31/25	$11,372	$29,730	$9,263	$20,689	$11,526
09/30/25	$12,306	$30,686	$9,264	$21,434	$12,474
10/31/25	$12,873	$31,300	$9,091	$21,868	$13,060
11/30/25	$12,074	$31,389	$9,174	$21,862	$12,246
12/31/25	$11,898	$31,642	$8,964	$22,517	$12,062
01/31/26	$12,921	$32,350	$9,223	$23,864	$13,109
02/28/26	$13,233	$32,587	$9,876	$25,062	$13,425
03/31/26	$12,083	$30,512	$9,135	$22,358	$12,248

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	27.59%	-1.18%	1.91%
MSCI World Index	18.90%	10.27%	11.80%
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index	0.13%	-4.00%	-0.90%
MSCI AC World ex-USA Index	24.91%	7.02%	8.38%
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate/WisdomTree New Economy Real Estate Spliced Index	27.65%	-1.15%	2.05%

AssetsNet	$ 14,043,701
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 84,066
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$14,043,701 # of Portfolio Holdings63 Portfolio Turnover Rate67% Investment Advisory Fees Paid, Net$84,066
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Real Estate	68.8%
Communication Services	19.9%
Information Technology	10.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Equinix, Inc.	5.8%
Prologis, Inc.	5.8%
Digital Realty Trust, Inc.	5.7%
American Tower Corp.	5.5%
AST SpaceMobile, Inc.	4.9%
Crown Castle, Inc.	4.6%
Goodman Group	4.6%
Cellnex Telecom SA	4.0%
Iron Mountain, Inc.	3.8%
SBA Communications Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

On April 10, 2025, the WisdomTree New Economy Real Estate Fund (WTRE) changed its principal investment strategies and investment objective to reflect a change in its index from the CenterSquare New Economy Real Estate Index to the WisdomTree New Economy Real Estate Index. As of that date, the Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree New Economy Real Estate Index (the "Index"). The Fund invests, under normal circumstances, 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.